Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation

The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S GAAP”) for interim financial information. Accordingly, they do not contain all information and notes required by U.S GAAP for annual financial statements. In the opinion of management, these unaudited condensed consolidated financial statements reflect all adjustments, which include normal recurring adjustments, necessary for a fair presentation of the results for the interim periods presented.

These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s annual financial statements for the year ended December 31, 2023, as filed in the 20-F on April 4, 2024.

The Company’s interim period results do not necessarily indicate the results that may be expected for any other interim period or for the full fiscal year. The significant accounting policies applied in the annual consolidated financial statements of the Company as of December 31, 2023, contained in the Company’s Annual Report have been applied consistently in these unaudited condensed consolidated financial statements.

Use of estimates in the preparation of financial statements
b.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. Actual results may differ from those estimates.

Principles of consolidation
c.	Principles of consolidation

The consolidated financial statements include the accounts of CollPlant Biotechnologies Ltd. and its wholly-owned subsidiary, CollPlant Ltd. Intercompany balances and transactions have been eliminated upon consolidation.

Income (loss) per share
d.	Income (loss) per share

Basic income (loss) per share is computed on the basis of the net income (loss), for the period divided by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per share is based upon the weighted average number of ordinary shares and of ordinary shares equivalents outstanding when dilutive. Ordinary share equivalents include outstanding share options and warrants, which are included under the treasury stock method when dilutive.

	Six months ended June 30,		Three months ended June 30,
	2024	2023	2024	2023
Numerator:
Net income (loss)	$(8,405)	$2,047	$(4,210)	$5,762

Denominator:
Basic weighted-average ordinary shares outstanding	11,453,845	11,329,516	11,454,512	11,369,031
Effect of dilutive shares	-	409,368	-	408,108
Diluted weighted average ordinary shares outstanding	11,453,845	11,738,884	11,454,512	11,777,139

Basic net income (loss) per share	$(0.73)	$0.18	$(0.37)	$0.51
Diluted net income (loss) per share	$(0.73)	$0.17	$(0.37)	$0.49

2,041,671 options were excluded from the calculation of diluted net income per share due to their anti-dilutive effect for the six and the three months ended June 30, 2024.

1,201,811 options were excluded from the calculation of diluted net income per share due to their anti-dilutive effect for the six and the three months ended June 30, 2023.

Segments
e.	Segments

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company defines the term “chief operating decision maker” to be its chief executive officer. The Company determined it operates in one operating segment and one reportable segment, as its chief operating decision maker reviews financial information presented only on a consolidated basis for purposes of allocating resources and evaluating financial performance.